ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Tables)	12 Months Ended
Mar. 31, 2021
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Schedule of advance from buyers collected on behalf of sellers

	March 31,	March 31,
	2020	2021
	RMB	RMB

Advance from buyers collected on behalf of sellers	110,493	—